F/m Emerald Life Sciences Innovation ETF
Schedule of Investments
November 30, 2025 (Unaudited)

COMMON STOCKS - 98.0%	Shares	Value
Health Care - 98.0% (a)
Biotechnology - 57.3%(a)
ACADIA Pharmaceuticals, Inc. (b)	88,936	$2,226,957
Axsome Therapeutics, Inc. (b)	11,734	1,777,701
Billiontoone, Inc. (b)	8,917	1,160,815
Bridgebio Pharma, Inc. (b)	51,800	3,730,118
Cogent Biosciences, Inc. (b)	231,364	9,305,460
Guardant Health, Inc. (b)	45,120	4,891,910
Insmed, Inc. (b)	11,626	2,415,534
KalVista Pharmaceuticals, Inc. (b)	209,370	3,029,584
Korro Bio, Inc. (b)	58,015	330,686
Madrigal Pharmaceuticals, Inc. (b)	6,642	3,965,141
Mirum Pharmaceuticals, Inc. (b)	31,322	2,288,072
Nektar Therapeutics (b)	46,869	3,056,327
Savara, Inc. (b)	599,820	3,772,868
Soleno Therapeutics, Inc. (b)	24,341	1,228,003
Spyre Therapeutics, Inc. (b)	91,671	2,750,130
Trevi Therapeutics, Inc. (b)	194,630	2,567,170
Ultragenyx Pharmaceutical, Inc. (b)	64,910	2,255,623
WaVe Life Sciences Ltd. (b)	334,235	2,593,664
		53,345,763
Health Care Services - 3.8%
Aveanna Healthcare Holdings, Inc. (b)	97,473	910,398
RadNet, Inc. (b)	31,665	2,621,545
		3,531,943
Medical Equipment - 20.7%
Alphatec Holdings, Inc. (b)	92,040	2,075,502
Ceribell, Inc. (b)	81,478	1,382,682
Globus Medical, Inc. - Class A (b)	14,986	1,364,326
Integer Holdings Corp. (b)	18,385	1,327,029
LivaNova PLC (b)	93,225	5,948,687
Merit Medical Systems, Inc. (b)	15,023	1,300,842
Orthofix Medical, Inc. (b)	69,693	1,121,360
TransMedics Group, Inc. (b)	32,387	4,738,542
		19,258,970
Medical Supplies - 2.5%
ICU Medical, Inc. (b)	15,873	2,356,188

Pharmaceuticals - 13.7%
Collegium Pharmaceutical, Inc. (b)	44,210	2,063,723
Corcept Therapeutics, Inc. (b)	37,864	3,006,402
Travere Therapeutics, Inc. (b)	138,894	4,918,236
United Therapeutics Corp. (b)	5,748	2,793,528
		12,781,889
Total Health Care		91,274,753
TOTAL COMMON STOCKS (Cost $56,357,712)		91,274,753

EXCHANGE TRADED FUNDS - 2.0%	Shares	Value
F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF (c)	25,698	1,281,302
F/m US Treasury 6 Month Bill ETF (c)	11,837	594,158
TOTAL EXCHANGE TRADED FUNDS (Cost $1,878,053)		1,875,460

TOTAL INVESTMENTS - 100.0% (Cost $58,235,765)		93,150,213
Liabilities in Excess of Other Assets - (0.0)% (d)		(26,210)
TOTAL NET ASSETS - 100.0%		$93,124,003

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)
To the extent that the Fund invests more heavily in particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.
(c)	Affiliated security as defined by the Investment Company Act of 1940.
(d)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of November 30, 2025 (Unaudited)

F/m Emerald Life Sciences Innovation ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of November 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$91,274,753	$–	$–	$91,274,753
Exchange Traded Funds	1,875,460	–	–	1,875,460
Total Investments	$93,150,213	$–	$–	$93,150,213

Refer to the Schedule of Investments for further disaggregation of investment categories.